Note 7 - Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Schedule of Preferred Stock [Table Text Block]
	March 31, 2020		December 31, 2019
		Carrying		Carrying
	Shares	Value	Shares	Value
Series B Convertible Preferred Stock	100	$76,095	100	$76,095
Series H Convertible Preferred Stock	-	-	1,686	1,156,338
Series I Convertible Preferred Stock	-	-	700	700,000
Series J Convertible Preferred Stock	300	300,000	-	-
Total	400	$376,095	2,486	$1,932,433

	December 31, 2019		December 31, 2018
		Carrying		Carrying
	Shares	Value	Shares	Value
Series B Convertible Preferred Stock	100	$76,095	100	$76,095
Series C Convertible Preferred Stock	-	-	2,150	705,238
Series E Convertible Preferred Stock	-	-	1,200	1,190,000
Series H Convertible Preferred Stock	1,686	1,156,338	-	-
Series I Convertible Preferred Stock	700	700,000	-	-
Total	2,486	$1,932,433	3,450	$1,971,333

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2019	2018
Weighted average risk-free interest rates	N/A	2.79%
Expected dividend yield	N/A	0.0%
Expected life of option (yrs)	N/A	7.0
Expected volatility	N/A	71.34%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Expiration Date	Exercise Price	Number of Warrants
Series G	September 2021	$25,440	48
Series H	December 2021	1.15	217,392
Series I	Aug-Dec 2024	15,000	48

	Expiration Date	Exercise Price	Number of Warrants
Series G	September 2021	$25,440	48
Series H	December 2021	1.15	217,392
Series I	Aug-Dec 2024	15,000	48